Related party transactions - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, directors fees	$ 0.1	$ 0.1
Services received, related party transactions	$ 0.0	$ 0.1